Prepayments and other assets, net - Rental and other deposit (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Prepayments and other assets, net
Rental and other deposits	¥ 8,702	¥ 9,656
Less: Allowance for doubtful accounts	(3,984)	(3,984)
Rental and other deposits, net	¥ 4,718	¥ 5,672